Expense Example - FidelitySAIMunicipalIncomeFund-PRO - FidelitySAIMunicipalIncomeFund-PRO - Fidelity SAI Municipal Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431